Statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	R$ 5,547,637	R$ 3,775,093
Financial investments	2,357,613	2,302,672
Trade accounts receivable	3,075,218	3,281,196
Inventories	8,486,577	6,640,049
Taxes recoverable	847,088	982,629
Dividends and interest on capital	890	10,859
Prepaid expenses	239,500	134,337
Derivatives	27,714	3,793
Other receivables	451,578	288,391
Current assets	21,033,815	17,419,019
Non-current assets
Financial investments	9,998	10,336
Trade accounts receivable	17,785	37,496
Advances to suppliers	31,394	46,464
Taxes recoverable	1,574,579	987,236
Deferred income tax and social contribution	1,104,158	1,165,726
Judicial deposits	169,536	289,737
Insurance claims	63,054	39,802
Derivatives	46,664	32,666
Other receivables	189,724	112,997
Investments	65,954	101,258
Property, plant and equipment	31,759,890	29,761,610
Intangible assets	2,740,982	2,727,497
Non-current assets	37,773,718	35,312,825
Total assets	58,807,533	52,731,844
Current liabilities
Trade payables	8,341,252	5,058,796
Borrowings	737,436	1,184,781
Braskem Idesa borrowings	10,504,592	9,691,450
Debenture	27,732	27,183
Derivatives	70,305	6,875
Payroll and related charges	645,396	630,517
Taxes payable	501,273	894,769
Dividends	672,395	3,850
Advances from customers	153,264	353,222
Leniency agreement	288,123	257,347
Sundry provisions	191,536	178,676
Other payables	632,774	276,957
Current liabilities	22,766,078	18,564,423
Non-current liabilities
Trade payables	37,252	0
Borrowings	24,160,720	22,176,640
Debenture	266,777	286,141
Derivative	161,694	0
Taxes payable	85,904	52,802
Loan to non-controlling shareholders of Braskem Idesa	2,183,830	1,756,600
Deferred income tax and social contribution	381,582	1,005,493
Post-employment benefits	206,373	193,775
Contingencies	965,317	1,092,645
Leniency agreement	1,554,395	1,747,243
Sundry provisions	233,006	234,996
Other payables	149,935	148,286
Non-current liabilities	30,386,785	28,694,621
Shareholders' equity
Capital	8,043,222	8,043,222
Capital reserve	232,430	232,430
Revenue reserves	4,673,220	3,945,898
Additional paid in capital	(488,388)	(488,388)
Other comprehensive income	(5,623,020)	(5,165,492)
Treasury shares	(49,819)	(49,819)
Accumulated losses	(256,575)	(217,550)
Total attributable to the Company's shareholders	6,531,070	6,300,301
Non-controlling interest in subsidiaries	(876,400)	(827,501)
Shareholders' equity	5,654,670	5,472,800
Total liabilities and shareholders' equity	R$ 58,807,533	R$ 52,731,844